SCHEDULE OF PROPERTY AND EQUIPMENT EXPECTED USEFUL LIFE (Details)	Aug. 31, 2025	Feb. 28, 2025
Property, Plant and Equipment [Line Items]
Property, Plant, and Equipment, Useful Life, Term, Description [Extensible Enumeration]	Leaseholds and Leasehold Improvements [Member]	Leaseholds and Leasehold Improvements [Member]
Computer Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	3 years	3 years
Computer Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years	5 years
Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years	5 years
Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	10 years	10 years
Tools, Plant and Equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years	5 years
Office Equipment [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years	5 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Expected useful life	5 years	5 years